Other Operating Expenses - Tax Disputes in Turkey, South Korea and Russia - Additional Information (Details) £ in Millions, ₩ in Billions			12 Months Ended
	Sep. 16, 2021 GBP (£)	Aug. 23, 2019 KRW (₩)	Dec. 31, 2021 GBP (£) INSTALMENT
Turkey | BAT Tutun
Other Operating Expenses [Line Items]
Tax installment amount			£ 47
South Korea | BAT Korea | Tax reassessment | VAT
Other Operating Expenses [Line Items]
Settlement received	£ 4	₩ 6.7
Tax Disputes in Turkey | Turkey | BAT Tutun
Other Operating Expenses [Line Items]
Tax installment amount			£ 47
Number of tax payment instalment | INSTALMENT			18
Tax Disputes in Turkey | Turkey | BAT Tutun | Excise and penalties disputes
Other Operating Expenses [Line Items]
Tax installment amount			£ 30
Tax Disputes in Turkey | Turkey | BAT Tutun | Interest in net finance costs
Other Operating Expenses [Line Items]
Tax installment amount			11
Tax Disputes in Turkey | Turkey | BAT Tutun | Taxation
Other Operating Expenses [Line Items]
Tax installment amount			£ 6